Consolidated Statements of Comprehensive Earnings (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net unrealized gains (losses) on available-for-sale securities arising during period, taxes	$ 2,522,000	$ 2,901,000	$ 1,398,000
Reclassification adjustment for net losses on the sale of securities included in net earnings, taxes	$ 231,000	$ 70,000	$ 170,000